Restructuring and Related Charges (Schedule of Net Restructuring and Related Charges) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ 21.7	$ 6.9	$ 29.8	$ 7.9	$ 35.8	$ 19.2	$ 10.0
Less: non-cash charges, including accelerated depreciation	(2.6)	(0.5)	(2.7)	(1.4)	(2.6)	(6.2)	(1.6)
Total charges expected to be settled in cash	19.1	6.4	27.1	6.5	33.2	13.0	8.4
2013 Mallinckrodt program
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	22.6	0	30.9	0	14.9	0	0
Other Programs
Restructuring Cost and Reserve [Line Items]
Total restructuring and related charges	$ (0.9)	$ 6.9	$ (1.1)	$ 7.9	$ 20.9	$ 19.2	$ 10.0